Statutory Results - Summary of Statutory Results (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Combined statutory net income (loss)	$ (426)	$ (2)	$ 48	$ 441
Statutory capital			2,188	2,738
Statutory accounting practices, prescribed practice amount			$ 27	$ 40